SHARE CAPITAL AND SHAREBASED PAYMENTS (Detail 3) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Outstanding And Exercisable Underlying Shares, Ending	8,950,412	1,950,412
Outstanding And Exercisable Underlying Shares, Beginning	1,950,412
Restricted Share Units [Member]
Statement [Line Items]
Exercised	(982,879)	(1,330,167)
Granted	1,799,000
Cancelled/Forfeited	(64,932)	(104,356)
Outstanding And Exercisable Underlying Shares, Ending	2,190,666	1,439,477
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.32	$ 1.28
Weighted Average Exercise Price, Granted	$ 1.19
Outstanding And Exercisable Underlying Shares, Beginning	1,439,477	2,874,000
Weighted Average Exercise Price, Exercised	$ 1.18	$ 1.22
Weighted Average Exercise Price, Cancelled/Forfeited	1.40	1.54
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 1.27	$ 1.32